Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements Of Changes In Shareholders' Equity [Abstract]
Issuance of treasury shares under stock plans, ordinary shares	3,069,869	4,965,581	6,871,250
Issuance of treasury shares under stock plans, ordinary shares withheld for taxes	52,431	61,149	43,805
Treasury shares	5,591,687	5,650,169	7,814,140
Tax effect of reclassification adjustments to income on marketable securities	$ 298	$ (244)	$ (122)
Tax effect of other than temporary impairment on marketable securities		126	611
Tax effect of gain on sale of marketable securities previously impaired	363
Tax effect of unrealized gain (losses) on marketable securities	372	988	4,805
Tax effect of accumulated unrealized gain (losses) on marketable securities		4,909	4,039
Tax effect of accumulated unrealized gains (losses) on marketable securities and forward contracts	$ 3,876